Offerings - Offering: 1	Sep. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	38.31
Maximum Aggregate Offering Price	$ 76,620,000
Amount of Registration Fee	$ 10,581.23
Offering Note
(1)    This Registration Statement on Form S-8 covers (i) 2,000,000 shares of Class A Common Stock authorized to be issued under the Versant Media Group, Inc. Employee Stock Purchase Plan (the “Plan”), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), such indeterminate number of additional securities as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The price per share with respect to shares of Class A Common Stock issuable under the Plan was calculated in accordance with Rule 457(c) and (h) of the Securities Act for purposes of calculating the registration fee based on the average of the high and low price of the Class A Common Stock on September 8, 2026.